Note 8 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]
Note 8 -	Plan Termination

Although no intention to do so has been expressed, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon full or partial termination of the Plan, unvested funds in the affected participants’ accounts shall become 100% vested and shall not thereafter be subject to forfeiture.